Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation	Oct. 21, 2020
Inventory finished goods current	$ 300	$ 300
Impairment of long lived assets held for use	0	0	$ 0
Capitalized costs to obtain contract from customers	1,100	1,100	1,000
Capitalized contract cost, amortization	$ 1,009	$ 862	$ 808
Percentage of unrecognized tax benefits to be realized for recognition in the income statement	50.00%
Loss on Abandonment of Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derecognition of prepaid expenses	$ 11,200
Maven Topcos [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange Ratio	37.38624
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average diluted earnings per share from the impact of vested warrants | $ / shares		$ (0.91)	$ (4)
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average diluted earnings per share from the impact of vested warrants | $ / shares		$ (0.85)	$ (3.79)
Accounts Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Payable [Member] | Supplier One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage	58.00%	44.00%